OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
OTHER LONG-TERM LIABILITIES [Abstract]
Deferred tax liability	$ 12,566	[1]	$ 11,325	[1]
Provision for uncertain tax position	4,117		4,985
Fair value of financial derivatives	837		2,028
Other	556		817
Total other liabilities	$ 18,076		$ 19,155

[1]	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.